Federal Home Loan Bank ("FHLB") Advances - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures [Abstract]
Total credit availability under FHLB	$ 52,800
FHLB, advances secured through collateral agreement	117,800
Federal Home Loan Bank stock	$ 3,478	$ 1,597